CAPITAL STOCK - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	6,775,000	5,247,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 1.16	$ 1.10
Number of share options granted in share-based payment arrangement | Share	1,740,000	1,810,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 1.71	$ 1.32
Number of share options exercised in share-based payment arrangement | Share	(1,790,300)	(192,500)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 1.18	$ 0.97
Number of share options forfeited in share-based payment arrangement | Share	(10,000)	(90,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	$ 1.45	$ 1.11
Number of share options outstanding in share-based payment arrangement at end of period | Share	6,714,700	6,775,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 1.3	$ 1.16
Number of share options exercisable in share-based payment arrangement | Share	6,697,200
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 1.3